Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss, Net [Member]		Total		Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss, Net [Member]	[1]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Manager Shares [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common Shares [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Loss, Net [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at Dec. 31, 2017	$ 0	$ 28	$ 479,637	$ 68,624	$ (4,580)		$ 543,709
Beginning balance (in shares) at Dec. 31, 2017	100	27,983,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised (in shares)							0
Shares repurchased (in shares)							0
Shares issued in connection with AirAsia transactions	$ 0	$ 5	69,486	0	0		$ 69,491
Shares issued in connection with AirAsia transactions (in shares)	0	4,666,667
Net income (loss)	$ 0	$ 0	0	85,723	0		85,723
Net change in the fair value of derivatives, net of deferred tax	0	0	0	0	(530)	[1]	(530)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	0	0	0	0	3,717	[1]	3,717	[3]
Ending balance at Dec. 31, 2018	$ 0	$ 33	549,123	154,347	(1,393)		702,110					$ 0	$ 0	$ 33	$ 549,123	$ 154,515	$ (1,561)	$ 702,110
Ending balance (ASU 2017-12 [Member]) at Dec. 31, 2018									$ 168	$ (168)
Ending balance (in shares) at Dec. 31, 2018	100	32,650,019											100	32,650,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised	$ 0	$ 0	0	0	0		$ 0
Shares issued in connection with SARs exercised (in shares)	0	258,828					258,828
Shares repurchased	$ 0	$ (2)	(32,869)	0	0		$ (32,871)
Shares repurchased (in shares)	0	(2,010,437)					(2,010,437)
Net income (loss)	$ 0	$ 0	0	225,877	0		$ 225,877
Net change in the fair value of derivatives, net of deferred tax	0	0	0	0	(19,668)	[1]	(19,668)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	0	0	0	0	2,829	[1]	2,829	[3]
Ending balance at Dec. 31, 2019	$ 0	$ 31	516,254	380,392	(18,400)		$ 878,277
Ending balance (in shares) at Dec. 31, 2019	100	30,898,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised (in shares)							0
Shares repurchased	$ 0	$ 0	(6,516)	0	0		$ (6,516)
Shares repurchased (in shares)	0	(417,341)					(417,341)
Net income (loss)	$ 0	$ 0	0	(67,425)	0		$ (67,425)
Net change in the fair value of derivatives, net of deferred tax	0	0	0	0	(14,884)	[1]	(14,884)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	0	0	0	0	(456)	[1]	(456)	[3]
Ending balance at Dec. 31, 2020	$ 0	$ 31	$ 509,738	$ 312,967	$ (33,740)		$ 788,996
Ending balance (in shares) at Dec. 31, 2020	100	30,481,069

[1]	See Note 11 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax was $(2,343), $(3,453) and $(678) for the years ended December 31, 2020, 2019 and 2018, respectively.
[3]	The associated deferred tax was $(63), $432 and $295 for the years ended December 31, 2020, 2019 and 2018, respectively.